April 20, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PHL Variable Insurance Company
Post-Effective Amendment No. 8 on Form S-1
File No. 333-87218

Ladies and Gentlemen:

On behalf of PHL Variable Insurance Company (“PHLVIC”), transmitted herewith is post-effective amendment number 8 to a registration statement on Form S-1 (File No. 333-87218) (“Registration Statement”) under the Securities Act of 1933, as amended (“Securities Act”).

PHLVIC is filing this Registration Statement to update financial information and to make other non-material and conforming changes.

We request that the effectiveness of this post-effective amendment to the Registration Statement be accelerated to April 30, 2010 and have included an acceleration request pursuant to Rule 461 of the Securities Act of 1933.

The Registrant acknowledges that:

1.	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

2.	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3.	the Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions or comments concerning this amendment to Lois McGuire at 860-403-5878 or to the undersigned at 860-403-6625.

Sincerely,

/s/ Kathleen A. McGah
Kathleen A. McGah, Esq. Vice President and Assistant Secretary PHL Variable Insurance Company